Income Taxes (Reconciliation of Unrecognized Tax Benefits) (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 94	$ 81	$ 115
Additions based on tax positions related to the current year	0	8	7
Additions for tax positions of prior years	2	11	1
Reductions for tax positions of prior years	2	0	0
Acquisitions, divestitures and other	4	0	0
Statute of limitations expirations	(1)	(1)	(40)
Settlements	(4)	(4)	(1)
Effect of foreign currency translation	0	(1)	(1)
Unrecognized tax benefits, end of year	$ 97	$ 94	$ 81